UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 02/28/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2011 (Unaudited)

DWS Dreman Mid Cap Value Fund
	Shares	Value ($)
Common Stocks 96.4%
Consumer Discretionary 8.0%
Household Durables 1.0%
Whirlpool Corp.	25,970	2,142,525
Leisure Equipment & Products 1.4%
Mattel, Inc.	125,190	3,137,261
Multiline Retail 1.5%
Big Lots, Inc.*	79,170	3,248,345
Specialty Retail 2.6%
Best Buy Co., Inc.	78,775	2,539,706
The Gap, Inc.	143,290	3,228,324

		5,768,030
Textiles, Apparel & Luxury Goods 1.5%
VF Corp.	35,200	3,367,584
Consumer Staples 6.2%
Beverages 1.3%
Molson Coors Brewing Co. "B"	61,540	2,814,224
Food & Staples Retailing 1.1%
SUPERVALU, Inc. (a)	291,220	2,513,229
Food Products 1.2%
Dean Foods Co.*	241,360	2,548,762
Household Products 1.3%
Energizer Holdings, Inc.*	41,210	2,754,064
Tobacco 1.3%
Lorillard, Inc.	37,900	2,909,583
Energy 11.6%
Energy Equipment & Services 5.7%
Ensco PLC (ADR) (a)	59,840	3,357,024
McDermott International, Inc.*	108,580	2,491,911
Tidewater, Inc. (a)	52,879	3,289,603
Transocean Ltd.* (a)	39,680	3,358,118

		12,496,656
Oil, Gas & Consumable Fuels 5.9%
Arch Coal, Inc. (a)	90,090	3,020,718
Chesapeake Energy Corp.	91,112	3,244,498
Nexen, Inc. (a)	130,310	3,558,766
Ultra Petroleum Corp.*	70,606	3,201,982

		13,025,964
Financials 21.6%
Capital Markets 3.0%
Ameriprise Financial, Inc.	51,450	3,257,814
Federated Investors, Inc. "B" (a)	118,935	3,277,849

		6,535,663
Commercial Banks 4.1%
Comerica, Inc.	75,160	2,923,724
Fifth Third Bancorp.	199,130	2,907,298
SunTrust Banks, Inc.	104,200	3,143,714

		8,974,736
Consumer Finance 1.5%
Discover Financial Services	152,972	3,327,141
Insurance 5.7%
Allstate Corp.	92,450	2,938,061
Axis Capital Holdings Ltd.	94,180	3,420,618
Hartford Financial Services Group, Inc.	111,199	3,291,490
HCC Insurance Holdings, Inc.	95,600	2,976,984

		12,627,153
Real Estate Investment Trusts 6.1%
Duke Realty Corp. (REIT)	243,814	3,430,463
Hospitality Properties Trust (REIT)	136,680	3,143,640
Mack-Cali Realty Corp. (REIT)	99,070	3,362,436
Senior Housing Properties Trust (REIT) (a)	142,855	3,505,661

		13,442,200
Thrifts & Mortgage Finance 1.2%
Hudson City Bancorp., Inc.	225,905	2,597,908
Health Care 9.4%
Biotechnology 1.5%
Biogen Idec, Inc.*	47,660	3,259,944
Health Care Equipment & Supplies 3.4%
Kinetic Concepts, Inc.*	76,100	3,726,617
Zimmer Holdings, Inc.*	57,830	3,605,122

		7,331,739
Health Care Providers & Services 3.2%
CIGNA Corp.	77,440	3,257,901
Omnicare, Inc.	132,775	3,801,348

		7,059,249
Pharmaceuticals 1.3%
Forest Laboratories, Inc.*	89,200	2,890,080
Industrials 12.0%
Aerospace & Defense 2.6%
L-3 Communications Holdings, Inc.	40,780	3,233,446
Northrop Grumman Corp.	37,900	2,527,172

		5,760,618
Commercial Services & Supplies 3.0%
Pitney Bowes, Inc. (a)	131,040	3,299,587
R.R. Donnelley & Sons Co.	173,860	3,237,273

		6,536,860
Construction & Engineering 1.6%
URS Corp.*	73,200	3,405,996
Electrical Equipment 3.3%
General Cable Corp.*	75,756	3,289,326
Hubbell, Inc. "B"	57,330	3,870,348

		7,159,674
Road & Rail 1.5%
Norfolk Southern Corp.	51,800	3,397,044
Information Technology 16.3%
Communications Equipment 1.4%
Harris Corp.	65,550	3,058,563
Computers & Peripherals 3.0%
Lexmark International, Inc. "A"*	87,507	3,284,138
NCR Corp.*	176,179	3,365,019

		6,649,157
Electronic Equipment, Instruments & Components 2.9%
Anixter International, Inc.	41,428	2,967,073
Arrow Electronics, Inc.*	84,120	3,297,504

		6,264,577
IT Services 4.5%
Computer Sciences Corp.	63,230	3,043,260
Fiserv, Inc.*	53,670	3,395,701
Western Union Co.	159,850	3,515,101

		9,954,062
Semiconductors & Semiconductor Equipment 1.5%
National Semiconductor Corp.	215,590	3,341,645
Software 3.0%
Symantec Corp.*	181,351	3,269,759
Synopsys, Inc.*	116,342	3,225,000

		6,494,759
Materials 5.8%
Chemicals 1.5%
Agrium, Inc.	34,558	3,285,775
Containers & Packaging 1.4%
Owens-Illinois, Inc.*	104,400	3,183,156
Metals & Mining 2.9%
Nucor Corp.	63,530	3,046,899
Yamana Gold, Inc.	261,370	3,327,240

		6,374,139
Utilities 5.5%
Electric Utilities 4.1%
American Electric Power Co., Inc.	88,400	3,162,952
DPL, Inc.	120,210	3,127,864
PPL Corp. (a)	105,475	2,682,230

		8,973,046
Multi-Utilities 1.4%
Ameren Corp.	110,620	3,092,935

Total Common Stocks (Cost $176,542,018)		211,704,046
Closed-End Investment Company 1.5%
Financials
Apollo Investment Corp. (Cost $3,109,023)	268,854	3,325,724
Securities Lending Collateral 6.4%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $13,910,640)	13,910,640	13,910,640
Cash Equivalents 2.2%
Central Cash Management Fund, 0.17% (b) (Cost $4,812,796)	4,812,796	4,812,796

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $198,374,477) †	106.5	233,753,206
Other Assets and Liabilities, Net	(6.5)	(14,216,879)

Net Assets	100.0	219,536,327

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $198,706,456. At February 28, 2011, net unrealized appreciation for all securities based on tax cost was $35,046,750. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $42,530,697 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,483,947.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2011 amounted to $13,787,303 which is 6.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$211,704,046	$—	$—	$211,704,046
Closed-End Investment Company	3,325,724	—	—	3,325,724
Short-Term Investments(d)	18,723,436	—	—	18,723,436
Total	$233,753,206	$—	$—	$233,753,206

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 18, 2011